Transition to IFRS 9 - Summary of Reserves and Retained Earnings (Parenthetical) (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Disclosure of reserves and retained earnings within equity [line items]
Other reserves	£ 16,569	£ 16,013	£ 16,205	£ 16,250	£ 15,453
Other Reserves Available-For-Sale [member]
Disclosure of reserves and retained earnings within equity [line items]
Other reserves			68	67	48
Other Reserves Available-For-Sale [member] | IAS 39 [member]
Disclosure of reserves and retained earnings within equity [line items]
Other reserves		68
Other Reserves Cash Flow Hedging [member]
Disclosure of reserves and retained earnings within equity [line items]
Other reserves	143	228	228	347	471
Other Reserves Cash Flow Hedging [member] | IAS 39 [member]
Disclosure of reserves and retained earnings within equity [line items]
Other reserves		228
Other Reserves Cash Flow Hedging [member] | IFRS 9 [member]
Disclosure of reserves and retained earnings within equity [line items]
Other reserves		228
Other Reserves Currency Translation [member]
Disclosure of reserves and retained earnings within equity [line items]
Other reserves	5	5	£ 5	£ 5	£ 5
Other Reserves Currency Translation [member] | IAS 39 [member]
Disclosure of reserves and retained earnings within equity [line items]
Other reserves		5
Other Reserves Currency Translation [member] | IFRS 9 [member]
Disclosure of reserves and retained earnings within equity [line items]
Other reserves		5
Other Reserves Fair Value Reserves [member]
Disclosure of reserves and retained earnings within equity [line items]
Other reserves	£ 42	63
Other Reserves Fair Value Reserves [member] | IFRS 9 [member]
Disclosure of reserves and retained earnings within equity [line items]
Other reserves		£ 63